SCHEDULE OF SIGNIFICANT DIFFERENCES BETWEEN THE U.S. FEDERAL STATUTORY TAX RATE AND THE COMPANY’S EFFECTIVE TAX RATE (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%
State income taxes at statutory rate	1.41%
Permanent differences	(9.52%)
True-up impact	2.58%
Change in valuation allowance	(15.47%)
Totals	0.00%	0.00%